Share-Based Compensation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) installment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term	10 years
Maximum aggregate number of shares that may be issued (in shares) | shares	11,000,000
Unrecognized compensation expense | $	$ 50
Unrecognized compensation expense, weighted average remaining period	1 year 25 days
Prudential ADRs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested awards (in shares) | shares			6,241,847
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments | installment	3
Service period	3 years
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued share-based compensation | $	$ 79	$ 80
Share-based Payment Arrangement, Tranche One | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	30 months
Share-based Payment Arrangement, Tranche One | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	30 months
Share-based Payment Arrangement, Tranche Two | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Share-based Payment Arrangement, Tranche Three | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Minimum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
Maximum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	200.00%